Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,910)	$ (40,891)	$ (452,223)	$ (58,887)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(191)		(1,241)
Actuarial loss on defined severance benefits, net of tax	(23)		(41)
Change in fair value of convertible debentures attributed to credit risk	334		334
Total other comprehensive income (loss)	120		(948)
Total comprehensive loss	$ (11,790)	$ (40,891)	$ (453,171)	$ (58,887)